Vessel Operating Expenses and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2023	2024	2025
Crew & crew related costs	21,790,625	13,628,346	10,310,139
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	10,387,925	6,483,757	4,482,264
Lubricants	2,748,208	1,526,632	1,067,055
Insurances	3,503,257	2,193,393	1,611,418
Tonnage taxes	872,702	583,738	434,897
Other	2,610,911	1,772,907	1,235,143
Total Vessel operating expenses	$41,913,628	$26,188,773	$19,140,916

Voyage Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2023	2024	2025
Brokerage commissions	1,900,940	1,323,613	275,635
Brokerage commissions- related party	1,274,384	1,170,615	1,566,628
Port & other expenses	615,838	1,561,112	1,944,575
Bunkers consumption	1,114,356	319,231	257,305
(Gain) / loss on bunkers	146,710	(125,715)	34,524
Total Voyage expenses	$5,052,228	$4,248,856	$4,078,667